EARNING PER SHARE ('EPS') (Tables)	12 Months Ended
Dec. 31, 2023
EARNING PER SHARE ('EPS')
Schedule of computation of basic EPS

The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2023, 2022 and 2021 (in millions of pesos, except per share data):

	2023	2022	2021
Income from continuing operations before attribution of non-controlling interests	6,214,971	6,996,365	4,207,787
Less: Non-controlling interests from continuing operations	98,035	212,875	120,992
Net income from controlling interest	6,116,936	6,783,490	4,086,795
Less: Preferred dividends declared	1,541,003	1,352,921	59,851
Less: Allocation of undistributed earnings to preferred stockholders	1,303,784	1,805,191	1,830,636
Net income allocated to common shareholders for basic and diluted EPS	3,272,149	3,625,378	2,196,308
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and diluted earnings per share to common shareholders	6,420	7,113	4,309
Basic and diluted earnings per share from continuing operations	6,420	7,113	4,309